OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER RECEIVABLES
Schedule of other current receivables

USDm	2021	2020	2019
Partners and commercial managements	—	—	1.9
Derivative financial instruments	8.3	4.5	0.5
Escrow accounts	27.4	14.9	—
Other	4.3	5.5	3.8
Balance as of 31 December	40.0	24.9	6.2